Annual Total Returns[BarChart] - Victory INCORE Investment Quality Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.87%	5.85%	(1.64%)	5.67%	(0.74%)	4.01%	3.62%	(0.80%)	7.49%	7.94%